Weighted Average Fair Value Options Granted, Assumptions (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	2.93%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.52%	1.71%	1.80%
Expected life	11 months 8 days	6 months 7 days	5 months 1 day
Expected volatility	25.11%	23.14%	20.53%
Expected dividend yield			2.11%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.57%	2.10%	2.78%
Expected life	4 years 11 months 12 days	1 year 6 months 7 days	2 years 6 months 29 days
Expected volatility	33.28%	25.46%	35.40%
Expected dividend yield			2.65%